Finance cost - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance cost
Interest expense on foreign exchange swaps including coupon interest	£ 54	£ 55
Interest expense on foreign exchange swaps including coupon interest in other comprehensive income	£ 10	£ 12